Property and Equipment, Net - Schedule of Property and Equipment (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Property and Equipment [Line Items]
Gross property and equipment			$ 2,778,568	$ 355,048	$ 2,778,568
Less: accumulated depreciation			(2,770,436)	(354,009)	(2,768,056)
Total	$ 6,944	$ 893	8,132	1,039	10,512
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Gross property and equipment			154,912	19,796	154,912
Furniture and office equipment [Member]
Schedule of Property and Equipment [Line Items]
Gross property and equipment			143,656	18,356	143,656
Computer software [Member]
Schedule of Property and Equipment [Line Items]
Gross property and equipment			$ 2,480,000	$ 316,896	$ 2,480,000